Share-Based Compensation (Summary Of Options And Warrants By Exercise Price Range) (Details) - Stock Options [Member] shares in Thousands	12 Months Ended
Dec. 31, 2021 $ / shares shares
Options Outstanding
Number Outstanding | shares	23,215
Wtd. Avg. Exercise Price	$ 0.42
Wtd. Avg. Remaining Contractual Life	4 years 2 months 12 days
Options Vested
Number Exercisable | shares	16,676
Wtd. Avg. Exercise Price	$ 0.37
Wtd. Avg. Remaining Contractual Life	4 years 3 months 18 days
$0.171 - $0.33 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price minimum	$ 0.171
Exercise price maximum	$ 0.33
Options Outstanding
Number Outstanding | shares	9,289
Wtd. Avg. Exercise Price	$ 0.18
Wtd. Avg. Remaining Contractual Life	4 years 7 months 6 days
Options Vested
Number Exercisable | shares	9,289
Wtd. Avg. Exercise Price	$ 0.18
Wtd. Avg. Remaining Contractual Life	4 years 7 months 6 days
$0.50 - $0.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price minimum	$ 0.50
Exercise price maximum	$ 0.75
Options Outstanding
Number Outstanding | shares	13,553
Wtd. Avg. Exercise Price	$ 0.54
Wtd. Avg. Remaining Contractual Life	4 years
Options Vested
Number Exercisable | shares	7,014
Wtd. Avg. Exercise Price	$ 0.54
Wtd. Avg. Remaining Contractual Life	4 years
$1.98 - $2.13 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price minimum	$ 1.98
Exercise price maximum	$ 2.97
Options Outstanding
Number Outstanding | shares	373
Wtd. Avg. Exercise Price	$ 2.02
Wtd. Avg. Remaining Contractual Life	2 years 6 months
Options Vested
Number Exercisable | shares	373
Wtd. Avg. Exercise Price	$ 2.02
Wtd. Avg. Remaining Contractual Life	2 years 6 months